PRINCIPAL ACCOUNTING POLICIES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Financial information of the Group's VIEs
Total revenues	$ 324,476	¥ 2,101,889	¥ 1,897,293	¥ 1,676,741
Net income (loss)	95,371	617,797	438,910	500,640
Net cash provided by (used in) operating activities	133,448	864,450	755,614	746,611
Net cash used in investing activities	(114,805)	(743,682)	(1,378,142)	(896,784)
Net cash provided by financing activities	(11,393)	(73,796)	631,220	99,681
Net increase (decrease) in cash	7,912	51,256	8,553	(57,014)
Cash, beginning of year	165,812	1,074,096	1,065,543	1,122,557
Cash, end of year	$ 173,724	1,125,352	1,074,096	1,065,543
The Group's VIEs
Financial information of the Group's VIEs
Total assets		8,468	9,483
Total liabilities		270	118
Total revenues		592	2,913	98
Net income (loss)		(1,167)	2,344	161
Net cash provided by (used in) operating activities		(568)	132	274
Net increase (decrease) in cash		(568)	132	274
Cash, beginning of year		6,809	6,677	6,403
Cash, end of year		¥ 6,241	¥ 6,809	¥ 6,677